Share Capital (Details) - USD ($) $ in Thousands					4 Months Ended	12 Months Ended
	Feb. 17, 2021	Sep. 06, 2019	Sep. 03, 2019	Sep. 10, 2018	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2020	Aug. 30, 2019
Share Capital (Details) [Line Items]
Pre-paid warrant to purchase								811,085
Ordinary shares								811,085
Exercised warrants					992,149
Return amount (in Dollars)					$ 3,969
Restricted shares				12,000
Issue of ordinary shares				12,000
Stock option, description	The total issuance costs accumulated to $3,200.
Shares return value (in Dollars)						$ 1,700	$ 1,800
Shares issued									445,000
Aggregate purchase price (in Dollars)									$ 4,450
Fair value of options granted (in Dollars)						3,970	$ 1,094	$ 2,952
Employee Benefits and Share-Based Compensation (in Dollars)						$ 2,637
Weighted average period						1 year 9 months 18 days
Warrant [Member]
Share Capital (Details) [Line Items]
Exercised warrants					992,149
Exercised shares						425,000	450,000
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Exercised shares						425,000	450,000
Convertible Loan Agreement [Member]
Share Capital (Details) [Line Items]
Principal amount (in Dollars)										$ 6,500
Sagy Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description			On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 8), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing.
U. S. Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description		On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares.
Meitav Dash Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Warants exercise, description							On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above. The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement. In 2021, one of the U.S investors exercised 450,000 warrants into 450,000 ordinary shares ADS in return of $1,800. In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return of $1,700. d) On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450. e) On February 17, 2021, the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000. The total issuance costs accumulated to $3,200.
Two Tranches [Member]
Share Capital (Details) [Line Items]
Principal amount (in Dollars)										3,000
One Tranche [Member]
Share Capital (Details) [Line Items]
Principal amount (in Dollars)										$ 3,500
Third Tranches [Member]
Share Capital (Details) [Line Items]
Restricted shares				4,000
Issue of ordinary shares				4,000